Tax Status - EBP 002		12 Months Ended
	Mar. 21, 2016	Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax Status
5. TAX STATUS

The Plan is qualified under the IRC as exempt from federal income taxes, and the Plan received a favorable determination letter from the Internal Revenue Service on March 21, 2016. The Plan has been amended since receiving this determination; however, the Committee believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, the Committee believes that the Plan was tax exempt as of the financial statement dates. Company contributions to the Plan and all earnings from Plan investments are not taxable to Participants until a partial or complete distribution of such contributions and associated accumulated earnings are made.
U.S. GAAP requires plan management to evaluate tax positions taken by the plan and recognize a tax liability if the plan has taken an uncertain tax position that may not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however there are currently no audits for any tax periods in progress.
Favorable tax determination letter, obtained	true